Interested and Related Parties - Transactions and Balances	6 Months Ended
Jun. 30, 2022
Disclosure Of Related Party Text Block Abstract
INTERESTED AND RELATED PARTIES - TRANSACTIONS AND BALANCES

NOTE 4 - INTERESTED AND RELATED PARTIES - TRANSACTIONS AND BALANCES

a. Transactions with interested and related parties:

	Six months ended June 30,
	2022	2021
	U.S. dollars in thousands
Labor cost and related expenses	66	126
Interest expenses on loans from related parties and shareholders	264	332
	330	458

b. Balances with interested and related parties:

	Six months ended June 30,
	2022	2021
	U.S. dollars in thousands
ASSETS:
Related parties	-	3
	-	3
LIABILITIES:
Accrued interest	393	157
Loans from controlling shareholder- long term	2,525	3,947
Current maturities and Loans from related parties- short term	56	237
	2,974	4,341